Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
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Adjustments for income and expenses from operating activities
Adjustments for income and expenses from operating activities for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Interest income	￦	(76,045)	(54,353)	(45,884)
Dividend		(12,416)	(19,161)	(16,102)
Gain on foreign currency translation		(7,110)	(5,085)	(5,090)
Gain on disposal of long-term investment securities		(4,890)	(459,349)	(10,786)
Gain on valuation of derivatives		(223,943)	(4,132)	(1,927)
Gain relating to investments in associates and joint ventures, net		(2,245,732)	(544,501)	(786,140)
Gain on sale of accounts receivable — trade		(18,548)	(18,638)	—
Gain on disposal of property and equipment and intangible assets		(13,991)	(6,908)	(7,140)
Gain relating to financial assets at fair value through profit or loss		(33)	(25)	—
Gain related to financial liabilities at fair value through profit or loss		—	(121)	(5,188)
Reversal of impairment loss on available-for-sale financial assets		(9,900)	—	—
Other income		(1,129)	(2,123)	(7,577)
Interest expenses		299,100	290,454	297,662
Loss on foreign currency translation		8,419	3,991	4,750
Loss on disposal of long-term investment securities		36,024	2,919	2,599
Other finance costs		14,519	5,255	21,787
Loss on sale of accounts receivable — trade		9,682	—	—
Loss on settlement of derivatives		10,031	3,428	4,845
Income tax expense		745,654	436,038	519,480
Expense related to defined benefit plan		127,696	118,143	110,021
Share option		414	—	—
Depreciation and amortization		3,247,519	3,068,558	2,993,486
Bad debt expense		34,584	37,820	60,450
Loss on disposal of property and equipment and intangible assets		60,086	63,797	21,392
Impairment loss on property and equipment and intangible assets		54,946	24,506	35,845
Loss relating to financial liabilities at fair value through profit or loss		678	4,018	526
Bad debt for accounts receivable — other		5,793	40,312	15,323
Loss on impairment of investment assets		9,003	24,033	42,966
Other expenses		46,353	30,685	4,845

	￦	2,096,764	3,039,561	3,250,143

Changes in assets and liabilities from operating activities
Changes in assets and liabilities from operating activities for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Accounts receivable — trade	￦	46,144	88,549	7,554
Accounts receivable — other		(159,960)	(446,286)	(11,108)
Accrued income		14	445	116
Advance payments		(1,269)	47,615	(35,906)
Prepaid expenses		(28,362)	(30,311)	(40,464)
Value-Added Tax refundable		(3,080)	(4,587)	1,385
Inventories		(17,958)	798	(7,814)
Long-term accounts receivable — other		(137,979)	(147,117)	—
Guarantee deposits		14,696	4,844	(11,238)
Accounts payable — trade		(26,151)	75,585	12,442
Accounts payable — other		134,542	316,464	(107,114)
Advanced receipts		(13,470)	37,429	6,421
Withholdings		(13,041)	107,516	(191,209)
Deposits received		(4,916)	(2,153)	(9,661)
Accrued expenses		116,065	173,072	(28,845)
Value-Added Tax payable		7,505	(4,072)	3,494
Unearned revenue		(339)	(36,209)	(115,187)
Provisions		(20,488)	20,235	(30,562)
Long-term provisions		(2,449)	4,115	(4,447)
Plan assets		(95,828)	(125,440)	(67,831)
Retirement benefit payment		(60,883)	(55,350)	(58,513)
Others		5,739	(11,378)	2,753

		￦(261,468)	13,764	(685,734)

Significant non-cash transactions
Significant non-cash transactions for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Increase of accounts payable — other related to acquisition of property and equipment and intangible assets	￦	44,214	1,511,913	39,973

Reconciliation of Lliabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities for the year ended December 31, 2017 is as follows:

(In millions of won)
	January 1, 2017		Cash flows	Non-cash transactions			December 31, 2017
				Exchange rate changes	Fair value changes	Other changes
Total liabilities from financing activities
Short-term borrowings	￦	2,614	127,386	—	—	—	130,000
Long-term borrowings		172,906	87,299	(7,898)	—	510	252,817
Debentures		7,194,207	130,558	(245,456)	—	6,878	7,086,187
Long-term payables — other		1,918,024	(305,476)	—	—	28,533	1,641,081
Derivative financial liabilities		87,153	(105,269)	13,281	39,267	5,038	39,470
Derivative financial assets		(214,770)	188	922	(40,235)	682	(253,213)

	￦	9,160,134	(65,314)	(239,151)	(968)	41,641	8,896,342
Other cash flows from financing activities
Payments of cash dividends	￦		(706,091)
Payments of interest on hybrid bond			(16,840)
Transactions with non-controlling interests			(38,373)

			(761,304)

Total	￦		(826,618)